Cover	Oct. 01, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 01, 2025
Registrant Name	INDIVIOR PLC
Entity Incorporation, State or Country Code	X0
Entity File Number	001-37835
Entity Tax Identification Number	98-1204773
Entity Address, Address Line One	10710 Midlothian Turnpike Suite 125
Entity Address, City or Town	North Chesterfield
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23235
City Area Code	804
Local Phone Number	379-1040
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, $0.50 nominal value per share
Trading Symbol	INDV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Central Index Key	0001625297
Amendment Flag	false